Note 10 - Intangible Assets	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
10.	INTANGIBLE ASSETS

		Customer
	Technology	Relationships	Total
Cost
Balance, December 31, 2017 and 2018	$714,000	$186,131	$900,131
Impairment	(714,000)	-	(714,000)
Disposals (1)	-	(186,131)	(186,131)
Balance, December 31, 2019	-	-	-

Accumulated Amortization
Balance, January 1, 2017	-	23,266	23,266
Amortization for the year	-	37,228	37,228
Balance, December 31, 2017	-	60,494	60,494
Amortization for the year	-	37,228	37,228
Balance, December 31, 2018	-	97,722	97,722
Disposals (1)	-	(97,722)	(97,722)
Balance, December 31, 2019	-	-	-

Carrying Amounts
At December 31, 2017	$714,000	$125,637	$839,637
At December 31, 2018	$714,000	$88,409	$802,409
At December 31, 2019	$-	$-	$-

(1)	The Company disposed of its customer relationships intangible assets and related amortization on November 8, 2019 with the sale of DenseLight (Note 23 ).